Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares [1]	Dec. 31, 2020 MXN ($) $ / shares [1]
Operating revenues:
Service revenues	$ 712,985,548	$ 36,725	$ 694,300,431	$ 688,029,934
Sales of equipment	131,515,849	6,774	136,387,021	127,369,153
Operating revenues	844,501,397	43,499	830,687,452	815,399,087
Operating costs and expenses:
Cost of sales and services	330,532,450	17,025	328,510,002	323,468,972
Commercial, administrative and general expenses	179,454,030	9,243	173,579,745	184,206,436
Other expenses	5,010,379	258	4,738,463	4,695,452
Depreciation and amortization	158,633,786	8,171	156,302,992	154,215,420
Operating costs and expenses	673,630,645	34,697	663,131,202	666,586,280
Operating income	170,870,752	8,802	167,556,250	148,812,807
Interest income	4,823,579	248	3,834,150	5,060,636
Interest expense	(41,258,803)	(2,125)	(35,738,305)	(38,165,205)
Foreign currency exchange (loss) gain, net	20,761,622	1,069	(16,714,847)	(64,222,136)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(19,116,219)	(985)	(14,243,517)	1,418,253
Equity interest in net result of associated companies	(1,811,432)	(93)	113,918	(287,006)
Profit before income tax	134,269,499	6,916	104,807,649	52,617,349
Income tax	46,044,089	2,372	32,717,477	13,178,171
Net profit for the year from continuing operations	88,225,410	4,544	72,090,172	39,439,178
Profit (loss) after tax for the year from discontinued operations	(6,719,015)	(346)	124,235,942	11,587,779
Net profit for the year	81,506,395	4,198	196,326,114	51,026,957
Net profit for the year attributable to:
Equity holders of the parent from continuing operations	82,878,406	4,269	68,187,225	35,264,826
Equity holders of the parent from discontinued operations	(6,719,015)	(346)	124,235,942	11,587,779
Non-controlling interests	5,347,004	275	3,902,947	4,174,352
Net profit for the year	$ 81,506,395	$ 4,198	$ 196,326,114	$ 51,026,957
Basic and diluted earnings per share attributable to equity holders of the parent from continuing operations | (per share)	$ 1.3	$ 0.07	$ 1.03	$ 0.53
Basic and diluted earnings per share attributable to equity holders of the parent from discontinued operations | (per share)	$ (0.11)	$ (0.01)	$ 1.88	$ 0.17
Net other comprehensive loss that may be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities from continuing operations	$ (35,114,722)	$ (1,809)	$ (7,134,153)	$ (11,515,297)
Effect of translation of foreign entities from discontinued operations	5,193,281	267	(829,163)
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(4,305,716)	(222)	11,261,896	(10,299,558)
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(4,707,276)	(242)	4,560,869	(1,952,414)
Revaluation surplus, net of deferred taxes	0	0	0	77,230,031
Total other comprehensive income (loss) items for the year, net of deferred taxes	(38,934,433)	(2,006)	7,859,449	53,462,762
Total comprehensive (loss) income for the year	42,571,962	2,192	204,185,563	104,489,719
Comprehensive income for the year attributable to:
Equity holders of the parent from continuing operations	40,959,024	2,109	202,418,502	86,150,118
Non-controlling interests	1,612,938	83	1,767,061	18,339,601
Total comprehensive (loss) income for the year	42,571,962	2,192	204,185,563	104,489,719
Comprehensive income for the period:
Net comprehensive income from continuing operations	49,290,977	2,539	79,949,621	92,901,940
Net comprehensive income (loss) from discontinued operations	(6,719,015)	(347)	124,235,942	11,587,779
Total comprehensive (loss) income for the year	$ 42,571,962	$ 2,192	$ 204,185,563	$ 104,489,719

[1]	Restated for discontinued operations